Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On August 28, 2024, the Company secured a $1,376,046 (RMB 10,000,000) line of credit from China Minsheng Bank (“CMB”). Subsequently, on August 30, 2024, the Company obtained a $1,376,046 (RMB 10,000,000) short-term loan from CMB, with an annual interest rate of 4.0%, maturing on August 30, 2025. The loan proceeds are exclusively allocated for working capital. As collateral for the loan, the Company pledged accounts receivable valued at $2.45 million (RMB 17.78 million). Additionally, two of the CEO’s family members provided personal guarantees for the loan.

On September 21, 2024, the Company fully repaid a $1,321,004 (RMB 9,600,000) short-term loan to the Agricultural Bank of China (“ABC”). On September 29, 2024, the Company secured a new $1,321,004 (RMB 9,600,000) short-term loan from ABC, with an annual interest rate of 3.90%, set to mature on September 28, 2025. The loan proceeds are designated exclusively for the purchase of raw materials for production. To secure the loan, the Company pledged real property valued at $2.09 million (RMB 14,805,100). Additionally, one of the CEO’s family members provided a personal guarantee for the loan.